Shareholders' equity (Details Textual) € / shares in Units, $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Apr. 13, 2017 USD ($)	May 12, 2016 $ / shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) $ / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 € / shares
Share capital			€ 4,005,000,000	€ 4,005,000,000	€ 4,005,000,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 0.42		€ 0.42
Capital redemption reserve			581,000,000	€ 581,000,000	581,000,000
Other reserves			1,672,000,000	1,672,000,000	1,889,000,000
Treasury shares			(581,000,000)	(581,000,000)	(581,000,000)
Distributable Reserves			46,000,000,000	46,000,000,000
Interim Dividends			€ 1,513,000,000	1,513,000,000	€ 1,441,000,000
Interim Dividends Paid Per Share | € / shares			€ 0.42		€ 0.40	€ 0.40
Dividends recognised as distributions to owners per share | € / shares					€ 0.80
Retained earnings			€ 36,702,000,000	€ 36,702,000,000	€ 35,966,000,000
Sale of treasury shares | $	$ 11
Ordinary shares [member]
Number of shares issued | shares			3,634,185,330	3,634,185,330
Parent companys [Member]
Share capital			€ 4,005,358,876	€ 4,005,358,876
Eni SpA Reserve [Member]
Other reserves			63,000,000	63,000,000
Merger reserve [member]
Other reserves			€ 127,000,000	€ 127,000,000
Treasury shares [member]
Number of shares issued | shares					33,045,197